Goodwill and intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and intangible assets
Changes in Goodwill
Robotics &
Industrial Discrete Corporate
($ in millions)
Electrification Automation Motion

Automation
and Other Total
Balance at January 1, 2019 4,276 1,616 2,441 2,410 21 10,764
Goodwill acquired during the year
(1)
92 — — — — 92
Goodwill allocated to disposals (18) — — — — (18)
Exchange rate differences and other 22 (1) (5) (29) — (13)
Balance at December 31, 2019 4,372 1,615 2,436 2,381 21 10,825
Goodwill acquired during the year 71 — — 21 — 92
Impairment of Goodwill — — — (290) (21) (311)
Exchange rate differences and other 84 24 20 116 — 244
Balance at December 31, 2020
(2)
4,527 1,639 2,456 2,228 — 10,850
Amount consists

of adjustments

arising during

the twelve-month

measurement period

subsequent to

the respective

acquisition date

(see
Note 4).
(2)

As of December

31, 2020, the

gross goodwill

amounted to $
11,152

million. The

accumulated

impairment charges

amounted to
$ 302

million and related

to the Robotics

& Discrete Automation

segment.

Intangible assets other than goodwill
December 31,
2020 2019
Gross Net Gross Net
carrying Accumulated carrying carrying Accumulated carrying
($ in millions) amount amortization amount amount amortization amount
Capitalized software for internal use

828 (694) 134 790 (628) 162
Capitalized software for sale

33 (32) 1 29 (29) —
Intangibles other than software:
Customer-related

2,557 (1,104) 1,453 2,513 (1,005) 1,508
Technology-related

1,170 (898) 272 1,056 (722) 334
Marketing-related

492 (304) 188 501 (286) 215
Other

63 (33) 30 59 (26) 33
Total 5,143 (3,065) 2,078 4,948 (2,696) 2,252

Amortization expense of intangible assets other than goodwill	($ in millions) 2020 2019 2018 Capitalized software for internal use 61 74 59 Intangibles other than software 268 271 279 Total 329 345 338
Future amortization expense of intangible assets other than goodwill	($ in millions) 2021 323 2022 288 2023 261 2024 215 2025 181 Thereafter 810 Total 2,078